Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2020	2019
	€ in thousands
Cash	37,887	24,948
On call deposits	28,958	19,561
Cash and cash equivalents	66,845	44,509

Cash and cash equivalents in the statement of cash flows	66,845	44,509

    The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.